UNITED STATES
                             SECURITIES AND EXCHANGE COMMISSION
                                   Washington, D.C. 20549

                                          FORM 13F

                                    FORM 13F Cover Page



                Report for the Calendar Year or Quarter Ended June 30, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Errol M Rudman

Address:    540 Madison Avenue
            New York, NY 10022

13F File Number: 28-2596

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:       Errol M Rudman
Title:      Investment Manager
Phone:      (212) 909-9220


Signature, Place and Date of Signing:

/s/ Errol M. Rudman             New York, New York            August 5, 2002
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]


Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
            NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  30

Form 13F Information Table Value Total:  $150,381
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                 FORM 13F INFORMATION TABLE


         COLUMN 1               COLUMN 2       COLUMN 3       COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7   COLUMN 8

                                                              Market   Shs/
Name Of Issuer                   Title Of Class   Cusip       Value    Prn      SH/   PUT/   Investment  Mana- Sole  Shared  None
                                                              * 1000   Amt      Prn   CALL   Discretion  gers


AMGEN CORP                         COMMON STOCK   031162100    12417    296479  SH           SOLE             296479
AMPHENOL CORP NEW-CL A             COMMON STOCK   032095101    12382    343936  SH           SOLE             343936
BIOSPHERE MEDICAL INC              COMMON STOCK   09066V103     2141    556154  SH           SOLE             556154
CITIGROUP INC                      COMMON STOCK   172967101    11840    305559  SH           SOLE             305559
FURNITURE BRANDS INTERNATIONAL     COMMON STOCK   360921100     4483    148200  SH           SOLE             148200
HCA - THE HEALTHCARE COMPANY       COMMON STOCK   404119109    16751    352649  SH           SOLE             352649
J P MORGAN CHASE & CO              COMMON STOCK   46625H100     3782    111500  SH           SOLE             111500
LIFEPOINT HOSPITALS INC            COMMON STOCK   53219L109    11445    315214  SH           SOLE             315214
MOHAWK INDUSTRIES INC              COMMON STOCK   608190104    24622    400170  SH           SOLE             400170
NEUBERGER BERMAN INC.              COMMON STOCK   641234109     8522    232850  SH           SOLE             232850
***NEWS CORP LTD-ADR NEW           COMMON STOCK   652487703      350     15250  SH           SOLE              15250
PRUDENTIAL FINANCIAL INC           COMMON STOCK   744320102    11057    331450  SH           SOLE             331450
SOLUTIA INC                        COMMON STOCK   834376105      352     50200  SH           SOLE              50200
SYMBOL TECHNOLOGIES INC            COMMON STOCK   871508107     3239    381000  SH           SOLE             381000
TICKETMASTER                       COMMON STOCK   88633P203     1206     64457  SH           SOLE              64457
USA INTERACTIVE                    COMMON STOCK   902984103     3890    165897  SH           SOLE             165897
VCAMPUS CORP                       COMMON STOCK   92240C100      458   1065515  SH           SOLE             1065515
VERINT SYSTEMS INC                 COMMON STOCK   92343X100     1695    150000  SH           SOLE             150000
***ACCENTURE LTD CL-A              COMMON STOCK   G1150G111    11471    603750  SH           SOLE             603750
XOMA LTD-(BERMUDA)                 COMMON STOCK   G9825R107     1252    313900  SH           SOLE             313900
AMGEN CORP                         CALL           031162100     4188    100000  SH   CALL    SOLE             100000
CABLEVISION SYSTEMS CORP-CL A      CALL           12686C109     2838    300000  SH   CALL    SOLE             300000

                                                              150381       No. of Other Managers        0



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